Pension And Other Postretirement Employee Benefits (OPEB) Plans (Benefit Obligations Recognized In Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total recognized as regulatory assets or other comprehensive income	$ (28)	$ (16)	$ (56)	$ (33)
Net amounts recognized as expense	$ 11	$ 9	$ 22	$ 18
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)					$ 388	$ (139)	$ 110
Amortization of net loss					(39)	(69)	(78)
Settlement charges						(1)	(81)
Curtailment							(5)
Total recognized as regulatory assets or other comprehensive income					349	(209)	(54)
Net amounts recognized as expense					407	(114)	125
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)					128		83
Amortization of net loss					(30)	(26)	(14)
Amortization of transition obligation (asset)							(1)
Amortization of prior service (costs) credit					20	20	20
Total recognized as regulatory assets or other comprehensive income					118	(6)	88
Net amounts recognized as expense					$ 166	$ 31	$ 115